SCHEDULE OF PRINCIPAL REPAYMENTS TO MATURITY (Details)	12 Months Ended
Mar. 31, 2025 HKD ($)
IfrsStatementLineItems [Line Items]
Total	$ 13,838,403
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	7,978,822
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	992,050
Thereafter [member]
IfrsStatementLineItems [Line Items]
Total	$ 4,867,531